Share-Based Compensation - Summary of Share-Based Compensation Arrangements by Share-based Payment Award (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of options Outstanding	7,834,282	7,834,282
Number of options Granted		2,581,589
Number of options Exercised		(1,092,938)
Number of options Forfeited		(833,425)
Number of options Expired		(18,750)
Number of options Outstanding at End		8,470,758
Number of options Exercisable		4,161,444
Weighted- average exercise price,Outstanding	$ 0.48	$ 0.48
Weighted- average exercise price Granted		1.14
Weighted- average exercise price Exercised		0.26
Weighted- average exercise price Forfeited		0.68
Weighted- average exercise price Expired		0.79
Weighted- average exercise price Outstanding at End		0.68
Weighted- average exercise price Exercisable		$ 0.44
Weighted- average remaining contractual term Outstanding	8 years 3 months 3 days	7 years 11 months 1 day
Weighted- average remaining contractual term Outstanding at End	8 years 3 months 3 days	7 years 11 months 1 day
Weighted- average remaining contractual term Exercisable		7 years 25 days
Aggregate intrinsic value, Outstanding	$ 18,153	$ 18,153
Aggregate intrinsic value, Exercised		6,734
Aggregate intrinsic value, Outstanding at End		48,594
Aggregate intrinsic value Exercisable		$ 24,873